May 5, 2017

ULTIMUS MANAGERS TRUST

Alambic Mid Cap Growth Plus Fund
Alambic Mid Cap Value Plus Fund
Alambic Small Cap Growth Plus Fund
Alambic Small Cap Value Plus Fund
Supplement to the Statement of Additional Information (“SAI”) Dated December 29, 2016

APEXcm Small/Mid-Cap Growth Fund
Supplement to the SAI Dated September 28, 2016

Barrow Value Opportunity Fund
Barrow Long/Short Opportunity Fund
Supplement to the SAI Dated September 28, 2016, Revised October 5, 2016

Blue Current Global Dividend Fund
Supplement to the SAI Dated December 29, 2016, Revised January 5, 2017

Castlemaine Emerging Markets Opportunities Fund
Castlemaine Event Driven Fund
Castlemaine Long/Short Fund
Castlemaine Market Neutral Fund
Castlemaine Multi-Strategy Fund
Supplement to the SAI Dated December 29, 2016

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund
Supplement to the SAI Dated September 28, 2016

HVIA Equity Fund
Supplement to the SAI Dated September 20, 2016

Kempner Multi-Cap Deep Value Equity Fund
Supplement to the SAI Dated March 27, 2017

Ladder Select Bond Fund
Supplement to the SAI Dated September 23, 2016

Lyrical U.S. Hedged Value Fund
Lyrical U.S. Value Equity Fund
Supplement to the SAI Dated March 30, 2017

Marshfield Concentrated Opportunity Fund
Supplement to the SAI Dated December 29, 2016

Navian Waycross Long/Short Equity Fund
Supplement to the SAI Dated June 28, 2016,
Revised November 10, 2016 and February 6, 2017

Ryan Labs Core Bond Fund
Ryan Labs Long Credit Fund
Supplement to the SAI Dated March 30, 2017

Stralem Equity Fund
Supplement to the SAI Dated February 28, 2017

Topturn OneEighty Fund
Supplement to the SAI Dated December 29, 2016

Wavelength Interest Rate Neutral Fund
Supplement to the SAI Dated September 28, 2016

This supplement updates Appendix A contained in the SAI for the APEXcm Small/Mid-Cap Growth Fund, Barrow Value Opportunity Fund, Barrow Long/Short Opportunity Fund, HVIA Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Ladder Select Bond Fund, Lyrical U.S. Hedged Value Fund, Lyrical U.S. Value Equity Fund, Marshfield Concentrated Opportunity Fund, Navian Waycross Long/Short Equity Fund, Ryan Labs Core Bond Fund, Ryan Labs Long Credit Fund, Stralem Equity Fund, Topturn OneEighty Fund, and Wavelength Interest Rate Neutral Fund (each a “Fund” and, collectively, the “Appendix A Funds”) and Appendix B contained in the SAI for the Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, Castlemaine Multi-Strategy Fund and Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (each a “Fund” and, collectively, the “Appendix B Funds”). For more information or to obtain a copy of a Fund’s Prospectus or SAI, free of charge, please contact the Fund at the toll free number listed in the Fund’s Prospectus or SAI.

The following replaces, in its entirety, Appendix A of the SAI for each of the Appendix A Funds and Appendix B of the SAI for each of the Appendix B Funds:

Trustees and Officers

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey*^ Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present); President (June 2012 to October 2013)	President, Co-Founder, and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	26	n/a
Independent Trustees:
John J. Discepoli^ Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present); Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	26	n/a
David M. Deptula^ Year of Birth: 1958	Since June 2012	Trustee	Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from November 2011 to 2016	26	n/a
Janine L. Cohen^ Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	26	n/a

*
Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.

**	As of May 5, 2017.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since 2013
President
(October 2013 to present);

Vice President
(April 2013 to October 2013);

Principal Executive Officer of
Alambic Mid Cap Growth Plus Fund,
Alambic Mid Cap Value Plus Fund,
Alambic Small Cap Growth Plus Fund, and
Alambic Small Cap Value Plus Fund
(April 2017 to present);

Principal Executive Officer of
APEXcm Small/Mid-Cap Growth Fund
(April 2017 to present);

Principal Executive Officer of
Barrow Value Opportunity Fund and
Barrow Long/Short Opportunity Fund
(April 2017 to present);

Principal Executive Officer of
Blue Current Global Dividend Fund
(April 2017 to present);

Principal Executive Officer of
Castlemaine Emerging Markets Opportunities Fund,
Castlemaine Event Driven Fund,
Castlemaine Long/Short Fund,
Castlemaine Market Neutral Fund, and
Castlemaine Multi-Strategy Fund
(April 2017 to present);

Principal Executive Officer of
Cincinnati Asset Management Funds:
Broad Market Strategic Income Fund
(April 2017 to present);

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
David R. Carson^ Year of Birth: 1958 (Continued)	Since 2013
Principal Executive Officer of
HVIA Equity Fund
(April 2017 to present);

Principal Executive Officer of
Kempner Multi-Cap Deep Value Equity Fund
(April 2017 to present);

Principal Executive Officer of
Ladder Select Bond Fund
(April 2017 to present);

Principal Executive Officer of
Lyrical U.S. Hedged Value Fund and
Lyrical U.S. Value Equity Fund
(April 2017 to present);

Principal Executive Officer of
Marshfield Concentrated Opportunity Fund
(April 2017 to present);

Principal Executive Officer of
Navian Waycross Long/Short Equity Fund
(April 2017 to present);

Principal Executive Officer of
Ryan Labs Core Bond Fund and
Ryan Labs Long Credit Fund
(October 2014 to present);

Principal Executive Officer of
Stralem Equity Fund
(October 2016 to present);

Principal Executive Officer of
Topturn OneEighty Fund
(April 2017 to present);

Principal Executive Officer of
Wavelength Interest Rate Neutral Fund
(April 2017 to present)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Todd E. Heim^ Year of Birth: 1967	Since 2014	Vice President (2014 to present)
Client Implementation Manager of Ultimus Managers Trust (2014 to present); Naval Flight Officer of United States Navy (May 1989 to present); Business Project Manager of Vantiv, Inc. (February 2013 to March 2014)

Jennifer L. Leamer^ Year of Birth: 1976	Since 2014	Treasurer (October 2014 to present); Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Daniel D. Bauer^ Year of Birth: 1977	Since 2016	Assistant Treasurer (April 2016 to present)	Assistant Mutual Fund Controller (September 2015 to present) and Fund Accounting Manager (March 2012 to August 2015) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since 2014	Secretary (2015 to present); Assistant Secretary (2014)
President of Valued Advisers Trust (March 2017 to present); Secretary, Unified Series Trust (2016 to present); V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014)

Frank L. Newbauer^ Year of Birth: 1954	Since 2012	Assistant Secretary (2015 to present); Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since 2016	Assistant Secretary (April 2016 to present)
Legal Administration Manager (July 2016 to present) and Paralegal (January 2015 to June 2016) of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since 2015	Chief Compliance Officer (January 2016 to present); Assistant Chief Compliance Officer (April 2015 to January 2016)
Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (October 2016 to present); Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager at Fund Evaluation Group (2011 to 2013)

Martin R. Dean^ Year of Birth: 1963	Since 2016	Assistant Chief Compliance Officer (January 2016 to present)
Vice President, Director of Fund Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Chief Compliance Officer, Peachtree Alternative Strategies Fund (January 2017 to present); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (November 2016 to present); Chief Compliance Officer, Cross Shore Discovery Fund (June 2016 to present); Chief Compliance Officer, First Western Funds Trust (April 2016 to Present); Anti-Money Laundering Officer and Chief Compliance Officer, Mutual Fund and Variable Insurance Trust (formerly The Huntington Funds) (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Strategy Shares (formerly Huntington Strategy Shares) (July 2013 to present); Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

Investors should retain this supplement for future reference.